COMMITMENTS - Schedule of future minimum payments (Details)	12 Months Ended
Jan. 31, 2020 USD ($)
Disclosure of maturity analysis of operating lease payments [line items]
Future minimum payments	$ 6,055,944
2021
Disclosure of maturity analysis of operating lease payments [line items]
Future minimum payments	1,539,100
2022
Disclosure of maturity analysis of operating lease payments [line items]
Future minimum payments	1,355,513
2023
Disclosure of maturity analysis of operating lease payments [line items]
Future minimum payments	1,361,153
2024
Disclosure of maturity analysis of operating lease payments [line items]
Future minimum payments	1,277,705
Thereafter
Disclosure of maturity analysis of operating lease payments [line items]
Future minimum payments	522,473
Third Parties
Disclosure of maturity analysis of operating lease payments [line items]
Future minimum payments	1,493,176
Third Parties | 2021
Disclosure of maturity analysis of operating lease payments [line items]
Future minimum payments	285,908
Third Parties | 2022
Disclosure of maturity analysis of operating lease payments [line items]
Future minimum payments	227,321
Third Parties | 2023
Disclosure of maturity analysis of operating lease payments [line items]
Future minimum payments	232,961
Third Parties | 2024
Disclosure of maturity analysis of operating lease payments [line items]
Future minimum payments	224,513
Third Parties | Thereafter
Disclosure of maturity analysis of operating lease payments [line items]
Future minimum payments	522,473
Related Parties
Disclosure of maturity analysis of operating lease payments [line items]
Future minimum payments	4,562,768
Related Parties | 2021
Disclosure of maturity analysis of operating lease payments [line items]
Future minimum payments	1,253,192
Related Parties | 2022
Disclosure of maturity analysis of operating lease payments [line items]
Future minimum payments	1,128,192
Related Parties | 2023
Disclosure of maturity analysis of operating lease payments [line items]
Future minimum payments	1,128,192
Related Parties | 2024
Disclosure of maturity analysis of operating lease payments [line items]
Future minimum payments	1,053,192
Related Parties | Thereafter
Disclosure of maturity analysis of operating lease payments [line items]
Future minimum payments	$ 0